Business Combination - Acquisition (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Nov. 14, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	[1]	Nov. 14, 2019	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Business Acquisition [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor [1]	Predecessor	Predecessor		Predecessor
Proceeds From Recapitalization						$ 327,056
Exercise price per share (in dollars per share)	$ 11.50					$ 11.50														$ 11.50
Consent fee paid to holders of Public Warrants						$ 66,679
Transaction cost settled in stock						$ 1,391
Total consideration		$ 581,800
Settlement in cash		102,200
Settlement in common stock		479,600
Seller transaction costs		13,500
Seller transaction costs (settled in cash)		11,900
Seller transaction costs (settled in stock)		1,600
Trinity
Business Acquisition [Line Items]
Proceeds From Recapitalization		$ 327,100
Number of share per warrant		0.250			0.250														0.250
Exercise price per share (in dollars per share)		$ 2.875			$ 2.875														$ 2.875
Consent fee paid to holders of Public Warrants		$ 66,700
Net proceeds		260,400
Remaining proceeds from recapitalization		146,900
Total consideration		581,864
Settlement in cash		102,245
Settlement in common stock		$ 479,619
BRELF II
Business Acquisition [Line Items]
Percentage of acquisition		100.00%			100.00%														100.00%
Stock issued in connection with recapitalization		$ 495,500
Transaction cost settled in cash		11,300
Transaction cost settled in stock		1,400
BRELF II | Operating expense
Business Acquisition [Line Items]
Transaction costs in connection with recapitalization		12,700
BRELF II | Trinity
Business Acquisition [Line Items]
Proceeds From Recapitalization		$ 327,100

[1]	Predecessor periods are combined as disclosed in Note 1.